Share-Based Payment - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	1,176,050
Number of shares, Granted	1,700,000
Number of shares, Cancelled and Forfeited	577,275
Number of shares, Outstanding	2,298,775